Summary of Significant Accounting Policies (Details 3) - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Stock Options Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,313,689	925,003	1,558,114
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	21,321	137,091